Annual Total Returns [BarChart] - Carillon ClariVest International Stock Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011
Annual Return 2012
Annual Return 2013
Annual Return 2014	(3.48%)
Annual Return 2015	5.88%
Annual Return 2016	(2.42%)
Annual Return 2017	27.56%
Annual Return 2018	(17.85%)
Annual Return 2019	18.66%
Annual Return 2020	2.93%